Long Term Obligations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Long Term Obligations (Tables) [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
	June 30, 2015	December 31, 2014
	(in thousands)
MTDC Notes Payable:
Face value	$5,200	$5,200
Debt discount, net of accumulated amortization of $517 and $339 at June 30, 2015 and December 31, 2014, respectively	3,026	3,204
Notes payable, net of debt discount	$2,174	$1,996

Schedule of Maturities of Long-term Debt [Table Text Block]

Capital Leases
(in thousands)
Year ending June 30,
2016	$192
2017	192
2018	112

Total minimum obligations	496

Amounts representing interest	(26)

Present value of future minimum payments	470

Current portion of long term obligations	(176)

Long term obligations, less current portion	$294

	Operating Leases	Capital Leases

Year ending December 31,
2015	$438,707	$129,284
2016	451,868	129,284
2017	465,424	120,189
2018	159,796	—

Total minimum obligations	$1,515,795	378,757

Amounts representing interest		(22,950)

Present value of future minimum payments		355,807

Current portion of long term obligations		(116,571)

Long term obligations, less current portion		$239,236

MTDC Notes [Member]
Long Term Obligations (Tables) [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2014	December 31, 2013

MTDC Notes Payable:
Face value	$5,200,000	$5,200,000
Debt discount, net of accumulated amortization of $339,751 and 27,258 at December 31, 2014 and 2013, respectively	3,203,565	3,516,058

Notes payable, net of debt discount	$1,996,435	$1,683,942

Integen X Note [Member]
Long Term Obligations (Tables) [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2014	January 6, 2014

IntegenX Notes Payable:
Face value	$1,250,000	$1,250,000
Interest added to principal	68,219	—
Stated value	1,318,219	1,250,000
Debt discount, net of accumulated amortization of $21,454 and nil at September 12 and January 6, 2014, respectively	128,546	150,000

Notes payable, net of debt discount, prior to repayment	1,189,673	1,100,000

Loss on extinguishment of debt	128,546	—
Balance repaid to IntegenX	(1,318,219)	—

Notes payable, net of debt discount	$—	$1,100,000